Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Cash flows used in operating activities:
Net loss	$ (27,309)	¥ (199,334)	¥ (369,542)	¥ (137,169)
Adjustments to reconcile net loss to net cash generated from operating activities:
Shared-based compensation	11,635	84,927	75,806	47,313
Depreciation and amortization of property, equipment and software	1,130	8,248	12,264	13,355
Amortization of right-of-use assets	4,707	34,360	28,557	17,489
(Gains)/loss from disposal of property, equipment and software	57	417	512	670
Equity in (income)/loss of affiliates	(333)	(2,429)	5,951	44
Gains from disposal of subsidiaries, net	(908)	(6,626)
Impairment loss for equity investments accounted for using measurement alternative (Note 7)			3,461
Inventory valuation adjustments	1,363	9,950	9,310	(12,003)
(Reversal of)/provision for credit losses	(39)	(285)	(2,631)	13,844
Guarantee income				(46)
Discounting impact of non-current consideration payables	114	833	3,761	8,486
Fair value impact of the issuance of senior convertible preferred shares (Note 11, 16)			11,776	(242,733)
Gains from waiver of operating payables (Note 12)	(1,329)	(9,703)	(10,604)	(70,500)
Losses from extinguishment of debt	(4,825)	(35,200)		2,778
Changes in operating assets and liabilities:
Receivables, prepaid expenses and other current assets	(1,385)	(10,111)	(15,312)	28,268
Loans recognized as a result of payments under guarantees	39	285	2,342	14,330
Inventory	(14,500)	(105,838)	(11,622)	327,083
Payables, accruals and other current liabilities net of discounting impact	6,400	46,724	33,030	(204,786)
Deferred revenue	1,688	12,324	495	(4,140)
Consideration payable to WeBank, net of discounting impact	(3,082)	(22,500)	(40,000)	(53,423)
Net cash used in operating activities	(26,577)	(194,000)	(262,446)	(251,140)
Cash flows used in investing activities:
Proceeds from disposal of property, equipment and software	46	336	1,354	494
Purchase of property, equipment and software	(707)	(5,163)	(12,693)	(33,196)
Proceeds from disposal of an equity investments accounted for using the equity method	333	2,429
Proceeds from disposal of subsidiaries				670
Net cash used in investing activities	(328)	(2,398)	(11,339)	(32,032)
Cash flows from financing activities:
Proceeds from borrowings	22,634	165,211	78,181	313,000
Repayment of borrowings	(1,977)	(14,433)	(20,000)	(234,050)
Payments to shareholders for the reimbursement of ADS conversion fee	(316)	(2,308)
Repayment of long-term debt				(51,882)
Proceeds from exercise of share options		3	4	42
Proceeds from the issuance of senior convertible preferred shares	6,828	49,837	147,116	212,875
Net cash generated from financing activities	27,169	198,310	205,301	239,985
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2	14	(914)	221
Net decrease in cash, cash equivalents and restricted cash	266	1,946	(69,398)	(42,966)
Cash, cash equivalents and restricted cash at beginning of the period	3,279	23,933	93,331	136,297
Cash, cash equivalents and restricted cash at end of the period	3,545	25,879	23,933	93,331
Supplemental disclosure of cash flow information
- Cash paid for income tax	7	52	288	222
- Cash paid for interest (Note 8)	902	6,584	2,586	58,945
Supplemental schedule of non-cash investing and financing activities
- Settlement of finance lease liabilities with the issuance of redeemable non-controlling interests (Note 17)			147,090
- Conversion of long-term debt into Class A ordinary shares				511,318
-Net settlement of long-term debt with subscription receivable from preferred shareholders (Note 15)			417,223
- Net settlement of long-term debt and advisory expense with long-term investment (Note 8)	$ 37,154	¥ 271,200